UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The Kellner Merger Fund was reorganized into the AXS Merger Fund as of 1/22/2021. The Kellner Merger Fund’s proxy voting record for the period 7/1/2020 through 1/22/2021 is reported with the AXS Merger Fund’s proxy voting record filed with the Securities and Exchange Commission on 8/6/2021, CIK #0001587982, File #811-22894.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President, Chief Executive Officer

Date: 8/16/2021

* Print the name and title of each signing officer under his or her signature.